Credit-related arrangements, repurchase agreements and commitments - Commitments (Details) $ in Thousands	Dec. 31, 2019 USD ($) custodian	Dec. 31, 2018 USD ($)
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Number of custodians | custodian	1
Commitments to extend credit	$ 549,049	$ 445,215
Documentary and commercial letters of credit	355	561
Total unfunded commitments to extend credit	$ 549,404	445,776
Custodian
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Right to set-off against securities held, percent of utilized facility	110.00%
Commitments to extend credit	$ 200,000
Custodian | Standby Letters of Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Commitments to extend credit	$ 143,600	$ 137,400